ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net income attributable to shareholders of the Company	¥ 3,495,709	$ 535,741	¥ 2,501,304	¥ 1,193,311
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(99,297)	(15,218)	21,223	3,683
Other comprehensive income(loss)	(99,297)	(15,218)	21,223	3,683
Total comprehensive income	3,396,412	520,523	2,522,527	1,196,994
Deemed dividend				(3,097,733)
Comprehensive (loss) income attributable to ordinary shareholders	3,397,309	520,660	2,522,818	(1,900,739)
360 Finance, Inc | Reportable legal entities
Net income attributable to shareholders of the Company	3,496,606	535,878	2,501,595	1,193,311
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(99,297)	(15,218)	21,223	3,683
Other comprehensive income(loss)	(99,297)	(15,218)	21,223	3,683
Total comprehensive income	3,397,309	520,660	2,522,818	1,196,994
Deemed dividend				(3,097,733)
Comprehensive (loss) income attributable to ordinary shareholders	¥ 3,397,309	$ 520,660	¥ 2,522,818	¥ (1,900,739)